FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the fair value of our financial instruments that are measured at fair value on a recurring basis:

(In millions)	Level 1	Level 2	Level 3	Gross Fair Value	Netting (a)	Net Fair Value

June 30, 2015

Assets

Mutual funds	$1,100	$0	$0	$1,100	$0	$1,100
Commercial paper	0	1	0	1	0	1
Certificates of deposit	0	906	0	906	0	906
U.S. government and agency securities	71,930	955	0	72,885	0	72,885
Foreign government bonds	131	5,299	0	5,430	0	5,430
Mortgage- and asset-backed securities	0	4,917	0	4,917	0	4,917
Corporate notes and bonds	0	7,108	1	7,109	0	7,109
Municipal securities	0	319	0	319	0	319
Common and preferred stock	8,585	2,277	14	10,876	0	10,876
Derivatives	4	979	5	988	(162)	826

Total	$81,750	$22,761	$20	$104,531	$(162)	$104,369

Liabilities

Derivatives and other	$5	$159	$54	$218	$(161)	$57

(In millions)	Level 1	Level 2	Level 3	Gross Fair Value	Netting (a)	Net Fair Value

June 30, 2014

Assets

Mutual funds	$590	$0	$0	$590	$0	$590
Commercial paper	0	189	0	189	0	189
Certificates of deposit	0	1,197	0	1,197	0	1,197
U.S. government and agency securities	66,288	745	0	67,033	0	67,033
Foreign government bonds	139	3,210	0	3,349	0	3,349
Mortgage- and asset-backed securities	0	1,015	0	1,015	0	1,015
Corporate notes and bonds	0	6,863	0	6,863	0	6,863
Municipal securities	0	332	0	332	0	332
Common and preferred stock	9,552	1,825	14	11,391	0	11,391
Derivatives	5	348	7	360	(155)	205

Total	$76,574	$15,724	$21	$92,319	$(155)	$92,164

Liabilities

Derivatives and other	$5	$153	$126	$284	$(155)	$129

(a)

These amounts represent the impact of netting derivative assets and derivative liabilities when a legally enforceable master netting agreement exists and fair value adjustments related to our own credit risk and counterparty credit risk.

Reconciliation of Total Assets Measured at Fair Value on Recurring Basis to Balance Sheet Presentation

The following table reconciles the total “Net Fair Value” of assets above to the balance sheet presentation of these same assets in Note 4 – Investments.

(In millions)

June 30,	2015	2014

Net fair value of assets measured at fair value on a recurring basis	$104,369	$92,164
Cash	3,679	4,980
Common and preferred stock measured at fair value on a nonrecurring basis	561	520
Other investments measured at fair value on a nonrecurring basis	589	1,150
Less derivative net assets classified as other current assets	(648)	(38)
Other	4	(6)

Recorded basis of investment components	$108,554	$98,770